Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 7)	¥ 961,433	¥ 1,020,143
Short-term investments (Note 7)	53,753	306,921
Notes and accounts receivable, trade (Note 3)	2,428,099	2,287,986
Allowance for doubtful accounts (Note 21)	(44,961)	(48,356)
Accounts receivable, other	357,255	277,277
Inventories (Note 5)	350,721	329,373
Prepaid expenses and other current assets (Note 20)	338,794	315,566
Deferred income taxes (Note 11)	224,194	223,021
Total current assets	4,669,288	4,711,931
Property, plant and equipment (Notes 2 and 16):
Telecommunications equipment	13,432,047	14,425,252
Telecommunications service lines	15,143,239	14,830,873
Buildings and structures	5,993,215	5,915,743
Machinery, vessels and tools	1,868,972	1,820,648
Land	1,139,636	1,133,077
Construction in progress	334,326	363,201
Property, plant and equipment, gross, total	37,911,435	38,488,794
Accumulated depreciation	(28,134,748)	(28,682,438)
Net property, plant and equipment	9,776,687	9,806,356
Investments and other assets (Note 2):
Investments in affiliated companies (Note 6)	411,371	543,273
Marketable securities and other investments (Note 7)	660,823	295,254
Goodwill (Notes 8 and 23)	824,216	771,420
Software (Note 8)	1,340,682	1,344,356
Other intangibles assets (Notes 8 and 23)	278,272	263,964
Other assets (Notes 10 and 20)	997,989	863,852
Deferred income taxes (Note 11)	694,361	789,293
Total investments and other assets	5,207,714	4,871,412
Total assets	19,653,689	19,389,699
Current liabilities (Note 2):
Short-term borrowings (Note 9)	77,455	83,507
Current portion of long-term debt (Notes 9 and 20)	703,304	656,963
Accounts payable, trade (Note 3)	1,436,643	1,482,594
Current portion of obligations under capital leases (Note 16)	16,368	18,709
Accrued payroll	437,609	476,442
Accrued interest	8,971	9,832
Accrued taxes on income	228,736	198,281
Accrued consumption tax	54,667	46,255
Advances received	183,723	189,007
Other (Notes 11 and 20)	351,913	332,663
Total current liabilities	3,499,389	3,494,253
Long-term liabilities (Note 2):
Long-term debt (excluding current portion)(Notes 9 and 20)	3,234,631	3,509,820
Obligations under capital leases (excluding current portion) (Note 16)	36,254	36,919
Liability for employees' retirement benefits (Note 10)	1,505,571	1,534,885
Accrued liabilities for point programs	156,233	187,432
Deferred income taxes (Note 11)	198,824	169,591
Other (Note 20)	396,162	409,070
Total long-term liabilities	5,527,675	5,847,717
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares in 2012 and 2013 Issued-1,323,197,235 shares in 2012 and 2013	937,950	937,950
Additional paid-in capital (Note 18)	2,827,612	2,832,165
Retained earnings (Notes 6 and 13)	5,229,407	4,888,746
Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 20)	(107,476)	(357,843)
Treasury stock, at cost (Note 13)- 99,431,812 shares in 2012 and 137,822,603 shares in 2013	(568,459)	(418,431)
Total NTT shareholders' equity	8,319,034	7,882,587
Noncontrolling interests	2,307,591	2,165,142
Total equity	10,626,625	10,047,729
Commitments and contingent liabilities (Note 22)
Total liabilities and equity	¥ 19,653,689	¥ 19,389,699